Financial instruments by category (Details 4)	12 Months Ended
Jun. 30, 2021
Promissory Note [Member] | Level 3 [Member]
Statement [Line Items]
Description	Promissory note
Pricing model / method	Theoretical price
Parameters	Price of the underlying (Market price) and volatility of the share (historical) and market interest rate (Libor Curve).
Range	Price of the underlying 3 to 4. Volatility of the share 57% to 77%. Market interest rate 0.75% to 1.25%
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member]
Statement [Line Items]
Description	Investments in financial assets - Other private companies’ securities
Pricing model / method	Cash flow / NAV
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.
Range	1 - 3.5
Theoretical Price [Member] | Level 2 And 3 [Member]
Statement [Line Items]
Description	Derivative financial instruments Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Range	0